Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2024
Interest and Finance Costs [Abstract]
Interest and Finance Costs
Interest and finance costs are analyzed as follows:

	Year ended	Year ended	From January 20, 2022 through
	December 31, 2024	December 31, 2023	December 31, 2022
Interest on long-term debt and other financial liabilities	6,072	5,184	2,045
Interest on finance lease liability	1,345	1,158	-
Amortization of debt finance costs and debt discounts	727	781	352
Other	272	60	55
Total	8,416	7,183	2,452